Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Jun. 30, 2025	Dec. 31, 2024
Collateral provided
Cash collateral under the security agreements for derivative contracts	kr 7,695	kr 3,201
Contingent liabilities
Guarantee commitments	9,094	9,428
Commitments
Committed undisbursed loans	kr 58,123	kr 56,887